Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) (Core deposit and other intangibles [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Core deposit and other intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 11,619	$ 11,619
Accumulated Amortization	$ 9,326	$ 8,480